FINANCE COSTS	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
FINANCE COSTS	FINANCE COSTS
Finance costs for the reporting periods consist of the following:

	2022	2021
	$	$
Interest on long-term debt and other debts[a]	280,491	3,042,675
Interest on lease liabilities[a]	284,631	876,321
Interest on convertible debt instruments	—	2,503,097
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	82,850	125,290
Accretion expense on common shares, retractable	—	2,031,863
Gain on derecognition of the balance of purchase price payable related to the acquisition of the dealership rights[b]	(2,130,583)	—
Financing costs	2,489,123	—
Other	(51,090)	(246,769)
	955,422	8,332,477
a.Net of capitalized borrowing costs of $5,093,206 for year ended December 31, 2022 (December 31, 2021: $40,322), $2,214,906 included in interest on long-term debt and other debts and $2,878,300 in interest on lease liability, respectively (December 31, 2021: $12,022 included in interest on long-term debt and other debts, $117 in interest on lease liability, $9,310 in interest on convertible debt instruments and $18,873 in accretion expense on common shares, retractable, respectively). The weighted average interest rate used to capitalize the borrowing costs is 5.68% in 2022 and 14.42% in 2021.
.
b.On May 7, 2022, the agreement with a private company relating to the previous acquisition of dealership rights in certain territories in the United States matured and the related outstanding financial liability was derecognized. The carrying amount of $2,130,583 was recognized as a gain under finance costs in the consolidated statements of earnings (loss) and comprehensive loss.